ENTITY-WIDE DISCLOSURE: (Schedule of Net Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenues by geographic area [Line Items]
Total revenues	$ 849	$ 5,414	$ 1,404
United States [Member]
Net revenues by geographic area [Line Items]
Total revenues	587	2,305	1,151
Germany [Member]
Net revenues by geographic area [Line Items]
Total revenues	253	$ 2,500	$ 206
France [Member]
Net revenues by geographic area [Line Items]
Total revenues	$ 9
Israel [Member]
Net revenues by geographic area [Line Items]
Total revenues		$ 609	$ 47